Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Cost	$ 12,723	$ 11,499
Accumulated amortization	1,835	1,374
Net book value	10,888	10,125
Held for sale
Property, Plant and Equipment
Cost	4	24
Accumulated amortization	0	2
Net book value	4	22
Utilities
Property, Plant and Equipment
Cost	7,791	7,316
Accumulated amortization	286	155
Net book value	7,505	7,161
Midstream
Property, Plant and Equipment
Cost	4,094	3,182
Accumulated amortization	951	585
Net book value	3,143	2,597
Corporate/Other
Property, Plant and Equipment
Cost	842	1,025
Accumulated amortization	598	636
Net book value	$ 244	$ 389